Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10110
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Entity Incorporation, State or Country Code	U3
Entity Address, Address Line One	Calle Azul, 4
Entity Address, Postal Zip Code	28050
Entity Address, City or Town	Madrid
Entity Address, Country	ES
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	5,708,968,700
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Security Reporting Obligation	15(d)
Document Financial Statement Error Correction [Flag]	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one ordinary share, par value €0.49 per share
Trading Symbol	BBVA
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value €0.49 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
A6138 Fixed Rate Senior Non-Preferred Notes Due2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.138% Fixed Rate Senior Non-Preferred Notes due 2028
Trading Symbol	BBVA28
Security Exchange Name	NYSE
A5381 Fixed Rate Senior Non-Preferred Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.381% Fixed Rate Senior Preferred Notes due 2029
Trading Symbol	BBVA29
Security Exchange Name	NYSE
A7883 Fixed Rate Subordinated Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security	Tier 2 Subordinated Callable Fixed-to-Fixed Rate Notes due 2034
Trading Symbol	BBVA34
Security Exchange Name	NYSE
A6033 Fixed Rate Senior Non-Preferred Callable Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	Senior Non-Preferred Callable Fixed-to-Fixed Rate Notes due 2035
Trading Symbol	BBVA35
Security Exchange Name	NYSE
A9375 Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	Series 12 Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	BBVAP1
Security Exchange Name	NYSE
Series 14 Non-Step- Up Non- Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 14 Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	BBVAP2
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Luisa Gómez Bravo
Entity Address, Address Line One	Calle Azul, 4
Entity Address, Postal Zip Code	28050
Entity Address, City or Town	Madrid
Entity Address, Country	ES
City Area Code	+34 91
Local Phone Number	537 7000